FAIR VALUE MEASUREMENTS (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Assets measured at fair value on a nonrecurring basis
Outstanding balance	$ 408,240,534	$ 397,102,394
Write-downs	392,776	449,274
Principal balance	5,187,080	13,715,174
Valuation allowance	832,400	3,095,145
Real estate:
Assets measured at fair value on a nonrecurring basis
Outstanding balance	323,464,435	327,870,870
Principal balance	4,891,331	12,407,918
Valuation allowance	778,997	2,919,545
Real estate: | One-to-four family
Assets measured at fair value on a nonrecurring basis
Outstanding balance	112,350,393	115,540,320
Principal balance	1,566,121	1,731,783
Valuation allowance	210,336	383,825
Real estate: | Multi-family
Assets measured at fair value on a nonrecurring basis
Outstanding balance	42,203,212	39,481,726
Principal balance	2,789,808	3,404,733
Valuation allowance	533,849	356,260
Real estate: | Commercial
Assets measured at fair value on a nonrecurring basis
Outstanding balance	138,766,873	128,656,804
Principal balance	535,402	1,402,461
Valuation allowance	34,812	98,754
Real estate: | Construction and land
Assets measured at fair value on a nonrecurring basis
Outstanding balance	30,143,957	44,192,020
Principal balance		5,868,941
Valuation allowance		2,080,706
Commercial business
Assets measured at fair value on a nonrecurring basis
Outstanding balance	71,251,082	48,676,963
Principal balance	257,896	1,293,442
Valuation allowance	22,713	161,786
Consumer
Assets measured at fair value on a nonrecurring basis
Outstanding balance	13,525,017	20,554,561
Principal balance	37,853	13,814
Valuation allowance	30,690	13,814
Consumer | Automobile and other
Assets measured at fair value on a nonrecurring basis
Outstanding balance	1,462,909	1,414,711
Principal balance	9,735
Valuation allowance	2,572
Impaired loans
Assets measured at fair value on a nonrecurring basis
Principal balance	5,187,080	13,715,174
Valuation allowance	832,400	3,095,145
Net increase in provision for loan losses	263,542	967,420
Non-recurring basis | Foreclosed assets
Assets measured at fair value on a nonrecurring basis
Outstanding balance	4,342,988	1,835,527
Write-downs	350,000
Cumulative write-downs	661,000	449,274
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Consumer
Assets measured at fair value on a nonrecurring basis
Fair Value	7,163
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Foreclosed assets
Assets measured at fair value on a nonrecurring basis
Fair Value	3,681,988	1,386,253
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Foreclosed assets | Real estate: | One-to-four family
Assets measured at fair value on a nonrecurring basis
Fair Value		224,060
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Foreclosed assets | Real estate: | Commercial
Assets measured at fair value on a nonrecurring basis
Fair Value	755,000	755,000
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Foreclosed assets | Real estate: | Commercial | Sales Comparison | Minimum
Quantitative information, Level 3 fair value measurements
Adjustment for difference between comparable sales (as a percent)	1.00%
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Foreclosed assets | Real estate: | Commercial | Sales Comparison | Maximum
Quantitative information, Level 3 fair value measurements
Adjustment for difference between comparable sales (as a percent)	24.00%
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Foreclosed assets | Real estate: | Commercial | Sales Comparison | Weighted Average
Quantitative information, Level 3 fair value measurements
Adjustment for difference between comparable sales (as a percent)	10.50%
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Foreclosed assets | Real estate: | Construction and land
Assets measured at fair value on a nonrecurring basis
Fair Value	2,926,988	407,193
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Foreclosed assets | Real estate: | Construction and land | Sales Comparison | Minimum
Quantitative information, Level 3 fair value measurements
Adjustment for difference between comparable sales (as a percent)	(4.00%)
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Foreclosed assets | Real estate: | Construction and land | Sales Comparison | Maximum
Quantitative information, Level 3 fair value measurements
Adjustment for difference between comparable sales (as a percent)	47.00%
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Foreclosed assets | Real estate: | Construction and land | Sales Comparison | Weighted Average
Quantitative information, Level 3 fair value measurements
Adjustment for difference between comparable sales (as a percent)	19.30%
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Impaired loans
Assets measured at fair value on a nonrecurring basis
Fair Value	4,354,680	10,620,029
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Impaired loans | Automobile and other
Assets measured at fair value on a nonrecurring basis
Fair Value	7,163
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Impaired loans | Automobile and other | Sales Comparison | Minimum
Quantitative information, Level 3 fair value measurements
Adjustment for difference between comparable sales (as a percent)	0.00%
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Impaired loans | Automobile and other | Sales Comparison | Maximum
Quantitative information, Level 3 fair value measurements
Adjustment for difference between comparable sales (as a percent)	50.00%
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Impaired loans | Automobile and other | Sales Comparison | Weighted Average
Quantitative information, Level 3 fair value measurements
Adjustment for difference between comparable sales (as a percent)	50.00%
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Impaired loans | Real estate:
Assets measured at fair value on a nonrecurring basis
Fair Value	4,112,334	9,488,373
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Impaired loans | Real estate: | One-to-four family
Assets measured at fair value on a nonrecurring basis
Fair Value	1,355,785	1,347,958
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Impaired loans | Real estate: | One-to-four family | Sales Comparison | Minimum
Quantitative information, Level 3 fair value measurements
Adjustment for difference between comparable sales (as a percent)	(5.00%)
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Impaired loans | Real estate: | One-to-four family | Sales Comparison | Maximum
Quantitative information, Level 3 fair value measurements
Adjustment for difference between comparable sales (as a percent)	9.00%
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Impaired loans | Real estate: | One-to-four family | Sales Comparison | Weighted Average
Quantitative information, Level 3 fair value measurements
Adjustment for difference between comparable sales (as a percent)	5.70%
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Impaired loans | Real estate: | Multi-family
Assets measured at fair value on a nonrecurring basis
Fair Value	2,255,959	3,048,473
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Impaired loans | Real estate: | Multi-family | Sales Comparison | Minimum
Quantitative information, Level 3 fair value measurements
Adjustment for difference between comparable sales (as a percent)	1.00%
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Impaired loans | Real estate: | Multi-family | Sales Comparison | Maximum
Quantitative information, Level 3 fair value measurements
Adjustment for difference between comparable sales (as a percent)	18.00%
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Impaired loans | Real estate: | Multi-family | Sales Comparison | Weighted Average
Quantitative information, Level 3 fair value measurements
Adjustment for difference between comparable sales (as a percent)	10.00%
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Impaired loans | Real estate: | Commercial
Assets measured at fair value on a nonrecurring basis
Fair Value	500,590	1,303,707
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Impaired loans | Real estate: | Commercial | Sales Comparison | Minimum
Quantitative information, Level 3 fair value measurements
Adjustment for difference between comparable sales (as a percent)	5.00%
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Impaired loans | Real estate: | Commercial | Sales Comparison | Maximum
Quantitative information, Level 3 fair value measurements
Adjustment for difference between comparable sales (as a percent)	17.00%
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Impaired loans | Real estate: | Commercial | Sales Comparison | Weighted Average
Quantitative information, Level 3 fair value measurements
Adjustment for difference between comparable sales (as a percent)	12.30%
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Impaired loans | Real estate: | Construction and land
Assets measured at fair value on a nonrecurring basis
Fair Value		3,788,235
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Impaired loans | Commercial business
Assets measured at fair value on a nonrecurring basis
Fair Value	235,183	1,131,656
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Impaired loans | Commercial business | Sales Comparison | Minimum
Quantitative information, Level 3 fair value measurements
Adjustment for difference between comparable sales (as a percent)	4.00%
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Impaired loans | Commercial business | Sales Comparison | Maximum
Quantitative information, Level 3 fair value measurements
Adjustment for difference between comparable sales (as a percent)	50.00%
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Impaired loans | Commercial business | Sales Comparison | Weighted Average
Quantitative information, Level 3 fair value measurements
Adjustment for difference between comparable sales (as a percent)	22.80%
Non-recurring basis | Total | Consumer
Assets measured at fair value on a nonrecurring basis
Fair Value	7,163
Non-recurring basis | Total | Consumer | Automobile and other
Assets measured at fair value on a nonrecurring basis
Fair Value	7,163
Non-recurring basis | Total | Foreclosed assets
Assets measured at fair value on a nonrecurring basis
Fair Value	3,681,988	1,386,253
Non-recurring basis | Total | Foreclosed assets | Real estate: | One-to-four family
Assets measured at fair value on a nonrecurring basis
Fair Value		224,060
Non-recurring basis | Total | Foreclosed assets | Real estate: | Commercial
Assets measured at fair value on a nonrecurring basis
Fair Value	755,000	755,000
Non-recurring basis | Total | Foreclosed assets | Real estate: | Construction and land
Assets measured at fair value on a nonrecurring basis
Fair Value	2,926,988	407,193
Non-recurring basis | Total | Impaired loans
Assets measured at fair value on a nonrecurring basis
Fair Value	4,354,680	10,620,029
Non-recurring basis | Total | Impaired loans | Real estate:
Assets measured at fair value on a nonrecurring basis
Fair Value	4,112,334	9,488,373
Non-recurring basis | Total | Impaired loans | Real estate: | One-to-four family
Assets measured at fair value on a nonrecurring basis
Fair Value	1,355,785	1,347,958
Non-recurring basis | Total | Impaired loans | Real estate: | Multi-family
Assets measured at fair value on a nonrecurring basis
Fair Value	2,255,959	3,048,473
Non-recurring basis | Total | Impaired loans | Real estate: | Commercial
Assets measured at fair value on a nonrecurring basis
Fair Value	500,590	1,303,707
Non-recurring basis | Total | Impaired loans | Real estate: | Construction and land
Assets measured at fair value on a nonrecurring basis
Fair Value		3,788,235
Non-recurring basis | Total | Impaired loans | Commercial business
Assets measured at fair value on a nonrecurring basis
Fair Value	$ 235,183	$ 1,131,656